Financial instruments (Tables)	9 Months Ended
Sep. 30, 2020
Financial instruments
Schedule of carrying amount and fair value of financial instruments

Carrying amount and fair value of financial instruments

in € THOUS

September 30, 2020	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	911,762	686,897	—	—	1,598,659	686,748	149	—
Trade accounts and other receivables	3,177,401	—	—	74,455	3,251,856	—	—	—
Accounts receivable from related parties	138,232	—	—	—	138,232	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,524	4,524	—	4,524	—
Derivatives - not designated as hedging instruments	—	20,450	—	—	20,450	—	20,450	—
Equity investments	—	197,426	51,634	—	249,060	12,258	42,635	194,167
Debt securities	—	97,387	262,798	—	360,185	354,711	5,474	—
Other financial assets	182,241	—	—	99,684	281,925	—	—	—
Other current and non-current assets	182,241	315,263	314,432	104,208	916,144	—	—	—
Financial assets	4,409,636	1,002,160	314,432	178,663	5,904,891	—	—	—

Accounts payable	728,592	—	—	—	728,592	—	—	—
Accounts payable to related parties	132,300	—	—	—	132,300	—	—	—
Short-term debt and short-term debt from related parties	392,911	—	—	—	392,911	—	—	—
Long-term debt	8,025,698	—	—	—	8,025,698	6,823,964	1,481,122	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,634,108	4,634,108	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	433	433	—	433	—
Derivatives - not designated as hedging instruments	—	5,680	—	—	5,680	—	5,680	—
Variable payments outstanding for acquisitions	—	74,210	—	—	74,210	—	—	74,210
Noncontrolling interest subject to put provisions	—	—	—	942,145	942,145	—	—	942,145
Other financial liabilities	1,604,610	—	—	—	1,604,610	—	—	—
Other current and non-current liabilities	1,604,610	79,890	—	942,578	2,627,078	—	—	—
Financial liabilities	10,884,111	79,890	—	5,576,686	16,540,687	—	—	—
(1)	Highly liquid short-term investments are mainly categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Carrying amount and fair value of financial instruments

in € THOUS

December 31, 2019	Carrying amount					Fair value
	Amortized
	cost	FVPL	FVOCI	Not classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents (1)	841,046	166,677	—	—	1,007,723	166,677	—	—
Trade accounts and other receivables	3,343,873	—	—	77,473	3,421,346	—	—	—
Accounts receivable from related parties	159,196	—	—	—	159,196	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	107	107	—	107	—
Derivatives - not designated as hedging instruments	—	2,406	—	—	2,406	—	2,406	—
Equity investments	—	186,273	50,975	—	237,248	13,110	41,084	183,054
Debt securities	—	107,988	261,833	—	369,821	365,170	4,651	-
Other financial assets	141,355	—	—	111,649	253,004	—	—	—
Other current and non-current assets	141,355	296,667	312,808	111,756	862,586	—	—	—
Financial assets	4,485,470	463,344	312,808	189,229	5,450,851	—	—	—

Accounts payable	716,526	—	—	—	716,526	—	—	—
Accounts payable to related parties	118,663	—	—	—	118,663	—	—	—
Short-term debt and short-term debt from related parties	1,171,853	—	—	—	1,171,853	—	—	—
Long-term debt	7,905,557	—	—	—	7,905,557	5,555,475	2,537,932	—
Long-term lease liabilities and long-term lease liabilities from related parties	—	—	—	4,705,038	4,705,038	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,534	2,534	—	2,534	—
Derivatives - not designated as hedging instruments	—	10,762	—	—	10,762	—	10,762	—
Variable payments outstanding for acquisitions	—	89,677	—	—	89,677	—	—	89,677
Noncontrolling interest subject to put provisions	—	—	—	934,425	934,425	—	—	934,425
Other financial liabilities	1,414,464	—	—	—	1,414,464	—	—	—
Other current and non-current liabilities	1,414,464	100,439	—	936,959	2,451,862	—	—	—
Financial liabilities	11,327,063	100,439	—	5,641,997	17,069,499	—	—	—
(1)	Highly liquid short-term investments are categorized in level 1 of the fair value hierarchy. Cash and cash equivalents measured at amortized cost is not categorized.

Schedule of reconciliation of level 3 financial instruments

Reconciliation from beginning to ending balance of level 3 financial instruments in € THOUS

	2020			2019
		Variable			Variable
		payments	Noncontrolling		payments	Noncontrolling
	Equity	outstanding for	interests subject	Equity	outstanding for	interests subject
	investments	acquisitions	to put provisions	investments	acquisitions	to put provisions

Beginning balance at January 1,	183,054	89,677	934,425	—	172,278	818,871
Transfer from Level 2	—	—	—	186,427	—	—
Increase	—	17,293	26,568	2,233	4,828	109,109
Decrease	—	(30,359)	(87,881)	—	(43,941)	(20,269)
(Gain) loss recognized in profit or loss	19,277	285	—	128	(41,537)	—
(Gain) loss recognized in equity	—	—	109,129	—	—	14,523
Foreign currency translation and other changes	(8,164)	(2,686)	(40,096)	(5,734)	(1,951)	12,191
Ending balance at September 30, and December 31,	194,167	74,210	942,145	183,054	89,677	934,425